Investment in Weibo (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of share ownership of Weibo on an if converted basis

As of December 31, 2016, the share ownership of Weibo was as follows:

Shareholder Name	Shares Type	Ownership Percentage	Voting Power*
SINA	Class B Ordinary shares	49.9%	75.0%
Alibaba	Class A Ordinary shares	31.1%	15.6%
Others	Class A Ordinary shares	19.0%	9.4%

Total		100.0%	100.0%

The Company has been the controlling shareholder of Weibo from inception and has consolidated Weibo’s financial results for the periods presented.

* Class A ordinary shares are entitled to one vote per share and Class B ordinary shares, which the Company holds, are entitled to three votes per share.

Weibo
Schedule of preference shares

All of the preferred shares were converted to ordinary shares upon the completion of Weibo’s IPO on April 17, 2014. Immediately prior to the IPO, Weibo’s preference shares comprised the following:

Issuance Date	Shares outstanding	Carrying Amount
		(in thousands)
April 29, 2013	30,046,154	479,612